Interest and Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowing costs [abstract]
Interest expense	$ 55	$ 48
Finance fees	3	6
Accretion expense (Note 16)	26	31
Interest and finance expense	$ 84	$ 85